Share Capital (Share Capital) (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 09, 2017	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of number of shares outstanding [abstract]
Beginning balance		$ 2,681.2
Shares issued through:
Equity financing (in shares)	31,450,000
Ending balance		$ 2,602.3	$ 2,681.2
Issued capital [member]
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding		389,101,550.00	267,076,495.000
Beginning balance		$ 3,691.7	$ 2,822.2
Shares issued through:
Acquisitions (shares)			88,398,804
Acquisitions		$ 0.0	$ 615.3
Equity financing (in shares)			31,450,000
Equity financing			$ 241.8
Share-based employment compensation plans (in shares)		1,984,698	542,250.0
Share-based compensation plans		$ 12.9	$ 3.5
Exercise of warrants (in shares)		163,955	332,466.0
Exercise of warrants		$ 0.6	$ 0.5
Flow-through share financing (in shares)			1,301,535
Flow-through share financing			$ 8.4
Number of shares outstanding		391,250,203.000	389,101,550.00
Ending balance		$ 3,705.2	$ 3,691.7